16. LOANS AND FINANCING (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
LoansAndFinancingLineItems [Line Items]
Loan and financing beginning of period		R$ 22,165,444		R$ 20,444,378
Captured				7,332,721
Transfer - held for sale				(155,773)
Borrowing		5,399,158
Amortization		(9,481,138)		(7,156,402)
Interest paid		(1,290,853)		(1,177,166)
Interest accrued		1,506,993		1,397,563
Exchange rate variation		320,675		1,480,123
Loan and financing end of period		18,620,279		22,165,444
Current		3,132,029		4,547,389	R$ 5,031,351
Non-current		15,488,250		17,618,055	R$ 15,413,027
Local Currency [Member]
LoansAndFinancingLineItems [Line Items]
Loan and financing beginning of period		10,627,140		9,343,029
Captured				6,109,515
Transfer - held for sale
Borrowing		1,983,666
Amortization		(5,068,469)		(4,955,500)
Interest paid		(702,579)		(609,855)
Interest accrued		773,997		739,951
Exchange rate variation
Loan and financing end of period		R$ 7,613,755		R$ 10,627,140
Local Currency [Member] | Working Capital [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Pre-fixed / CDI		Fixed rate / 118% of CDI (7.79% on 12.31.17)
Weighted average interest rate (p.a.)		6.07% (7.78% on 12.31.18)		7.78% (7.79% on 12.31.17)
WAMT		1.2	[1]	1.7
Loan and financing beginning of period		R$ 5,863,023		R$ 2,555,363
Captured				4,431,145
Borrowing		1,193,616
Amortization		(3,745,967)		(1,235,896)
Interest paid		(421,600)		(149,702)
Interest accrued		423,567		262,113
Exchange rate variation
Loan and financing end of period		R$ 3,312,639		R$ 5,863,023
Local Currency [Member] | Certificate Of Agribusiness Receivables [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		CDI / IPCA		96.40% of CDI / IPCA + 5,90% (96.51% of CDI / IPCA + 5,90% on 12.31.17)
Weighted average interest rate (p.a.)		6.73% (6.08% on 12.31.18)	[2]	6.08% (7.41% on 12.31.17)
WAMT		2.5	[1],[2]	1.6
Loan and financing beginning of period		R$ 2,597,502	[2]	R$ 3,571,652
Transfer - held for sale
Borrowing
Amortization		(999,905)	[2]	(996,985)
Interest paid		(139,633)	[2]	(223,143)
Interest accrued		139,483	[2]	245,978
Exchange rate variation
Loan and financing end of period	[2]	R$ 1,597,447		R$ 2,597,502
Local Currency [Member] | Development Bank Credit Lines [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Pre-fixed / Selic / TJLP		Fixed rate / Selic / TJLP + 1.25% (Fixed rate / Selic / TJLP + 1.48% on 12.31.17)
Weighted average interest rate (p.a.)		5.09% (6.16% on 12.31.18)		6.16% (6.78% on 12.31.17)
WAMT		0.3	[1]	1.1
Loan and financing beginning of period		R$ 264,545		R$ 570,082
Captured
Transfer - held for sale
Borrowing
Amortization		(223,077)		(315,119)
Interest paid		(7,005)		(20,346)
Interest accrued		11,053		29,928
Exchange rate variation
Loan and financing end of period		R$ 45,516		264,545
Local Currency [Member] | Debentures [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		CDI / IPCA
Weighted average interest rate (p.a.)		7.90%
WAMT	[1]	6.2
Loan and financing beginning of period
Borrowing		742,250
Amortization		(15)
Interest paid		(16,372)
Interest accrued		29,897
Exchange rate variation
Loan and financing end of period		R$ 755,760
Local Currency [Member] | Export Credit Facility [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		CDI		109.45% of CDI (100.35% on 12.31.17)
Weighted average interest rate (p.a.)		5.83% (9.02% on 12.31.18)		9.02% (6.91% on 12.31.17)
WAMT		8.7	[1]	3.2
Loan and financing beginning of period		R$ 1,625,327		R$ 1,889,198
Captured				1,621,124
Transfer - held for sale
Borrowing		(22,403)
Amortization		(31,700)		(1,850,000)
Interest paid		(108,845)		(188,743)
Interest accrued		149,986		153,748
Exchange rate variation
Loan and financing end of period		R$ 1,612,365		R$ 1,625,327
Local Currency [Member] | Special Program Asset Restructuring [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		IGPM		Fixed rate / IGPM + 4.90%(Fixed rate / IGPM + 4.90% on 12.31.17)
Weighted average interest rate (p.a.)		12.22% (12.45% on 12.31.18)		12.45% (4.36% on 12.31.17)
WAMT		0.2	[1]	1.4
Loan and financing beginning of period		R$ 273,426		R$ 249,366
Captured
Transfer - held for sale
Borrowing
Amortization
Interest paid		(8,554)		(8,101)
Interest accrued		19,436		32,161
Exchange rate variation
Loan and financing end of period		R$ 284,308		R$ 273,426
Local Currency [Member] | Fiscal Incentives [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Pre-fixed		2.4% (2.40% on 12.31.17)
Weighted average interest rate (p.a.)		2.4% (2.40% on 12.31.18)		2.4% (2.40% on 12.31.17)
WAMT			[1]	0.5
Loan and financing beginning of period		R$ 3,317		R$ 3,566
Captured				57,246
Transfer - held for sale
Borrowing		70,203
Amortization		(67,805)		(57,500)
Interest paid		(570)		(445)
Interest accrued		575		450
Exchange rate variation
Loan and financing end of period		5,720		R$ 3,317
Local Currency [Member] | Bonds [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)				(7.75% on 12.31.17)
Weighted average interest rate (p.a.)				(7.75% on 12.31.17)
WAMT				-
Loan and financing beginning of period				R$ 503,802
Captured
Transfer - held for sale
Amortization				(500,000)
Interest paid				(19,375)
Interest accrued				15,573
Exchange rate variation
Loan and financing end of period
Foreign Currency [Member]
LoansAndFinancingLineItems [Line Items]
Loan and financing beginning of period		11,538,304		11,101,349
Captured				1,223,206
Transfer - held for sale				(155,773)
Borrowing		3,415,492
Amortization		(4,412,669)		(2,200,902)
Interest paid		(588,274)		(567,311)
Interest accrued		732,996		657,612
Exchange rate variation		320,675		1,480,123
Loan and financing end of period		R$ 11,006,524		R$ 11,538,304
Foreign Currency [Member] | Working Capital [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Pre-Fixed + e.r. TRY		46.84% (23.10% on 12.31.17) + e.r. ARS / + e.r US$
Weighted average interest rate (p.a.)		16.56% (21.91% on 12.31.18)		46.84% (23.10% on 12.31.17) + e.r. ARS / + e.r US$
WAMT		1.1	[1]	-
Loan and financing beginning of period		R$ 194,474		R$ 167,888
Captured				813,279
Transfer - held for sale				(68,660)
Borrowing		240,702
Amortization		(229,919)		(898,283)
Interest paid		(41,974)		(3,632)
Interest accrued		42,237		46,025
Exchange rate variation		(13,755)		(56,617)
Loan and financing end of period		191,765		R$ 194,474
Foreign Currency [Member] | Development Bank Credit Lines [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)				(UMBNDES + 1.73% on 12.31.17) + e.r. US$ and other currencies
Weighted average interest rate (p.a.)				(6.22% on 12.31.17) + e.r. US$ and other currencies
WAMT				-
Loan and financing beginning of period				R$ 3,572
Captured
Transfer - held for sale
Amortization				(3,851)
Interest paid				(192)
Interest accrued				471
Exchange rate variation
Loan and financing end of period
Foreign Currency [Member] | Export Credit Facility [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		LIBOR + e.r. USD		LIBOR + 0.25% (LIBOR + 1.85% on 12.31.17) + e.r. US$
Weighted average interest rate (p.a.)		5.54% (2.47% on 12.31.18)		2.47% (3.35% on 12.31.17) + e.r. US$
WAMT		3.2	[1]	0.8
Loan and financing beginning of period		R$ 1,383,192		R$ 2,150,728
Captured				8,395
Transfer - held for sale
Borrowing
Amortization		(948,646)		(1,067,367)
Interest paid		(31,277)		(75,878)
Interest accrued		28,937		67,621
Exchange rate variation		(24,931)		299,693
Loan and financing end of period		R$ 407,275		R$ 1,383,192
Foreign Currency [Member] | Bonds [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Pre-Fixed + e.r. USD and EUR		4.07% (4.08% on 12.31.17) + e.r. US$ and EUR
Weighted average interest rate (p.a.)		4.36% (4.07% on 12.31.18)		4.07% (4.08% on 12.31.17) + e.r. US$ and EUR
WAMT		6	[1]	4.8
Loan and financing beginning of period		R$ 9,746,446		R$ 8,529,921
Captured
Transfer - held for sale				(87,113)
Borrowing		3,082,040
Amortization		(2,906,635)		(14,791)
Interest paid		(504,774)		(466,552)
Interest accrued		648,991		506,484
Exchange rate variation		341,416		1,278,497
Loan and financing end of period		R$ 10,407,484		R$ 9,746,446
Foreign Currency [Member] | Advances for Foreign Exchange Rate Contracts [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Pre-Fixed + e.r. USD		4.67% + e.r. US$
Weighted average interest rate (p.a.)		(4.67% on 12.31.18)		4.67% + e.r. US$
WAMT				0.8
Loan and financing beginning of period		R$ 214,192
Captured				208,474
Transfer - held for sale
Borrowing		92,750
Amortization		(327,469)
Interest paid		(10,249)
Interest accrued		12,831		1,077
Exchange rate variation		17,945		4,641
Loan and financing end of period				R$ 214,192
Foreign Currency [Member] | Working Capital [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)				21.91% (15.95% on 12.31.17) + e.r TRY
Weighted average interest rate (p.a.)				21.91% (15.95% on 12.31.17) + e.r TRY
WAMT				0.7
Loan and financing beginning of period		R$ 194,474		R$ 249,240
Captured				193,058
Transfer - held for sale
Amortization				(216,610)
Interest paid				(21,057)
Interest accrued				35,934
Exchange rate variation				(46,091)
Loan and financing end of period				R$ 194,474

[1]	Weighted average maturity is demonstrated in years.
[2]	The Certificate of Agribusiness Receivable (''CRA'') issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.